Trade Payables (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	€ 1,806	€ 1,621
Trade payables decreased	€ 185